Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Operating lease cost		$ 32,129
Short-term lease cost	78,706	41,051
Total	$ 78,706	$ 73,180
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Operating lease cost			$ 70,862	$ 109,184	$ 98,690
Short-term lease cost			53,891	105,517	193,525
Total			$ 124,753	$ 214,701	$ 292,215